Equity	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Equity
Note
6
: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments (1)

(Canadian $ in millions, except as noted)	April 30, 2020		October 31, 2019
	Number of shares	Amount	Number of shares	Amount	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 25	9,425,607	236	9,425,607	236	Class B - Series 26	(2)
Class B – Series 26	2,174,393	54	2,174,393	54	Class B - Series 25	(2)
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 35	6,000,000	150	6,000,000	150	Not convertible	(3)
Class B – Series 36	600,000	600	600,000	600	Class B - Series 37	(2)(3)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B - Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B - Series 47	(2)(3)
Preferred Shares - Classified as Equity		4,690		4,690
Other Equity Instruments (4)		658		658
Common Shares (5) (6)	639,647,399	13,000	639,232,276	12,971
Share Capital and Other Equity Instruments		18,348		18,319

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2019 on pages 177 and 188 of our 2019 Annual Report.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the share value of the preferred share issuance (including declared and unpaid dividends on such preferred share issuance) by the conversion price and then times the multiplier.

(4)
The Other Equity Instruments (notes) issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. As such, the notes are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, the notes are convertible into common shares of the bank determined by dividing (a) the product of the Multiplier of 1.25, and the Note Value, by (b) the Conversion Price which is the greater of the Floor price of $5 and the current market price.

(5)	The stock options issued under the Stock Option Plan are convertible into 6,655,823 common shares as at April 30, 2020 (6,108,307 common shares as at October 31, 2019).
(6)
During the three and six months ended April 30, 2020, we did not issue any common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and we issued 22,832 and 415,123 common shares under the Stock Option Plan.

Other Equity Instruments
The bank’s US$500 million (Canadian $658 million) 4.800% Additional Tier 1 Capital Notes (NVCC) (“notes”) are classified as equity and form part of our additional Tier 1 non-viability
contingent capital. The notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability component of the notes and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the notes will be recorded as a reduction in retained earnings when payable in May and December. The rights of the holders of our notes are subordinate to the claims of the depositors and certain other creditors but rank above our common and preferred shares.
Common Shares
On February 25, 2020, we announced our intention, subject to the approval of OSFI and the Toronto Stock Exchange, to establish a new normal course issuer bid (“NCIB”)
that will permit us to purchase for cancellation
up to 12 million common shares
 over a 12-month period
, commencing on or
about
June 3, 2020. In light of OSFI’s announcement on March 13, 2020 that all
share buybacks by federally regulated financial institutions should be halted for the time being, we have put the process on hold. We will proceed with the new NCIB based on OSFI’s future guidance. Our current NCIB expires on June 2, 2020
.
Shareholder Dividend Reinvestment and Share Purchase Plan
On April 8, 2020, we announced the offering of a 2% discount on the common shares issued from treasury under the dividend reinvestment feature of our Shareholder Dividend Reinvestment and Share Purchase Plan (the “Plan”). Commencing with the common share dividend declared for the second quarter of fiscal 2020 until further notice, common shares issued from treasury under the Plan will have a 2% discount, calculated in accordance with the terms of the Plan. The discount will not apply to common shares purchased under the “Optional Cash Payment” feature of the Plan.
We
did not issue any common shares under the Plan
 during the three and six months ended April 30, 2020
.